4. Financing Receivables (Details-Classification) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 8,110	$ 8,097	$ 4,045
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	7,336	7,301	4,045
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	614	796	0
Classified Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	0	0	0
Classified Nonaccrual [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 160	$ 0	$ 0